Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	6,204.31
Total Transaction Valuation	40,524,557
Total Offset Amount	6,204.31
Net Fee	$ 0